UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II
LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

FORM N-Q
JULY 31, 2006

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited)	July 31, 2006

FACE
AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 71.4%
U.S. Government Obligations — 71.4%
	U.S. Treasury STRIPS:
$112,355,642	4.863% due 8/15/07	$106,628,425
90,225,000	6.685% due 2/15/08 (a)	83,647,237

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $194,894,914)	190,275,662

SHARES

COMMON STOCKS — 21.9%
CONSUMER DISCRETIONARY — 2.8%
Auto Components — 0.2%
20,086	Lear Corp. *	453,341

Media — 2.2%
85,999	Interpublic Group of Cos. Inc. *	704,332
81,840	News Corp., Class B Shares	1,646,621
95,833	Pearson PLC, Sponsored ADR	1,303,329
60,018	Time Warner Inc.	990,297
42,393	Walt Disney Co.	1,258,648

	Total Media	5,903,227

Specialty Retail — 0.4%
30,831	Home Depot Inc.	1,070,144

	TOTAL CONSUMER DISCRETIONARY	7,426,712

CONSUMER STAPLES — 1.9%
Beverages — 0.1%
5,466	Molson Coors Brewing Co., Class B Shares	390,545

Food & Staples Retailing — 0.8%
35,107	Safeway Inc.	985,805
22,911	Wal-Mart Stores Inc.	1,019,539

	Total Food & Staples Retailing	2,005,344

Food Products — 0.8%
22,723	Kraft Foods Inc., Class A Shares	736,225
60,040	Unilever PLC, Sponsored ADR	1,434,351

	Total Food Products	2,170,576

Household Products — 0.2%
9,416	Kimberly-Clark Corp.	574,847

	TOTAL CONSUMER STAPLES	5,141,312

ENERGY — 1.8%
Energy Equipment & Services — 0.6%
7,449	Baker Hughes Inc.	595,547
16,049	GlobalSantaFe Corp.	881,572

	Total Energy Equipment & Services	1,477,119

Oil, Gas & Consumable Fuels — 1.2%
15,482	Anadarko Petroleum Corp.	708,147
11,352	Chevron Corp.	746,735
8,045	Exxon Mobil Corp.	544,968
14,138	Murphy Oil Corp.	727,541
24,475	Williams Cos. Inc.	593,519

	Total Oil, Gas & Consumable Fuels	3,320,910

	TOTAL ENERGY	4,798,029

EXCHANGE TRADED FUND — 0.6%
48,246	Utilities Select Sector SPDR Fund	1,632,645

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
FINANCIALS — 4.5%
Capital Markets — 1.0%
1,988	Franklin Resources Inc.	$181,803
1,203	Goldman Sachs Group Inc.	183,758
20,097	Merrill Lynch & Co. Inc.	1,463,463
12,061	State Street Corp.	724,384

	Total Capital Markets	2,553,408

Commercial Banks — 0.3%
65,066	Mitsubishi UFJ Financial Group Inc., Sponsored ADR	907,671

Consumer Finance — 0.4%
19,850	American Express Co.	1,033,391

Diversified Financial Services — 1.3%
30,390	Bank of America Corp.	1,565,997
40,566	JPMorgan Chase & Co.	1,850,621

	Total Diversified Financial Services	3,416,618

Insurance — 0.7%
11,884	American International Group Inc.	721,002
22,031	Chubb Corp.	1,110,803

	Total Insurance	1,831,805

Thrifts & Mortgage Finance — 0.8%
14,391	MGIC Investment Corp.	818,992
32,507	PMI Group Inc.	1,380,247

	Total Thrifts & Mortgage Finance	2,199,239

	TOTAL FINANCIALS	11,942,132

HEALTH CARE — 3.2%
Biotechnology — 0.2%
5,584	Amgen Inc. *	389,428

Health Care Equipment & Supplies — 0.0%
550	Medtronic Inc.	27,786

Life Sciences Tools & Services — 0.1%
28,583	Enzo Biochem Inc. *	368,435

Pharmaceuticals — 2.9%
32,851	Abbott Laboratories	1,569,292
10,599	Eli Lilly & Co.	601,705
18,507	GlaxoSmithKline PLC, Sponsored ADR	1,023,992
19,525	Johnson & Johnson	1,221,289
10,180	Novartis AG, Sponsored ADR	572,320
54,373	Pfizer Inc.	1,413,154
26,187	Wyeth	1,269,284

	Total Pharmaceuticals	7,671,036

	TOTAL HEALTH CARE	8,456,685

INDUSTRIALS — 2.3%
Aerospace & Defense — 1.4%
13,060	Boeing Co.	1,011,105
35,923	Honeywell International Inc.	1,390,220
29,361	Raytheon Co.	1,323,301

	Total Aerospace & Defense	3,724,626

Airlines — 0.4%
68,397	Southwest Airlines Co.	1,230,462

Machinery — 0.5%
17,715	Caterpillar Inc.	1,255,462

	TOTAL INDUSTRIALS	6,210,550

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY — 3.5%
Communications Equipment — 1.1%
74,102	Cisco Systems Inc. *	$1,322,721
46,645	Motorola Inc.	1,061,640
33,087	Nokia Oyj, Sponsored ADR	656,777

	Total Communications Equipment	3,041,138

Computers & Peripherals — 0.3%
9,091	International Business Machines Corp.	703,734
3,519	Lexmark International Inc., Class A Shares *	190,202

	Total Computers & Peripherals	893,936

Electronic Equipment & Instruments — 0.3%
29,875	Agilent Technologies Inc. *	849,645

Internet Software & Services — 0.2%
13,091	eBay Inc. *	315,100
6,702	VeriSign Inc. *	120,167
1,802	Yahoo! Inc. *	48,906

	Total Internet Software & Services	484,173

Semiconductors & Semiconductor Equipment — 1.1%
44,511	Applied Materials Inc.	700,603
8,005	Intel Corp.	144,090
22,555	Novellus Systems Inc. *	570,867
95,286	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	826,130
19,844	Texas Instruments Inc.	590,954

	Total Semiconductors & Semiconductor Equipment	2,832,644

Software — 0.5%
51,087	Microsoft Corp.	1,227,621

	TOTAL INFORMATION TECHNOLOGY	9,329,157

MATERIALS — 0.9%
Chemicals — 0.3%
7,344	Dow Chemical Co.	253,956
17,270	E.I. du Pont de Nemours & Co.	684,928

	Total Chemicals	938,884

Metals & Mining — 0.3%
24,587	Alcoa Inc.	736,381

Paper & Forest Products — 0.3%
13,110	Weyerhaeuser Co.	769,032

	TOTAL MATERIALS	2,444,297

TELECOMMUNICATION SERVICES — 0.4%
Wireless Telecommunication Services — 0.4%
2,686	Sprint Nextel Corp.	53,183
48,955	Vodafone Group PLC, Sponsored ADR	1,061,352

	TOTAL TELECOMMUNICATION SERVICES	1,114,535

	TOTAL COMMON STOCKS (Cost — $53,913,186)	58,496,054

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $248,808,100)	248,771,716

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	July 31, 2006

FACE
AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 7.1%
Repurchase Agreement — 6.8%
$18,181,000	State Street Bank & Trust Co., dated 7/31/06, 4.810% due 8/1/06; Proceeds at maturity — $18,183,429; (Fully collateralized by U.S. Treasury Bond, 7.875% due 2/15/21; Market value — $18,546,888) (Cost — $18,181,000)	$18,181,000

U.S. Government Obligation — 0.3%
665,000	U.S. Treasury Bills, due 9/14/06 (a)(b) (Cost — $661,133)	661,108

	TOTAL SHORT-TERM INVESTMENTS (Cost — $18,842,133)	18,842,108

	TOTAL INVESTMENTS — 100.4% (Cost — $267,650,233#)	267,613,824
	Liabilities in Excess of Other Assets — (0.4)%	(1,141,269)

	TOTAL NET ASSETS — 100.0%	$266,472,555

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ADR — American Depositary Receipt SPDR — Standard & Poor’s Depositary Receipts STRIPS — Separate Trading of Registered Interest and Principal Securities
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Capital Preservation Fund II (formerly known as Smith Barney Capital Preservation Fund II) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Trust II (formerly known as Smith Barney Trust II) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,019,878
Gross unrealized depreciation	(6,056,287)

Net unrealized depreciation	$(36,409)

At July 31, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P500 Index	33	9/06	$10,383,950	$10,574,850	$190,900

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Trust II

By	/s/ Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2006

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: September 28, 2006